INTANGIBLE ASSETS AND GOODWILL (Intangible assets) (Details) - USD ($)	12 Months Ended
	Dec. 29, 2019	Dec. 30, 2018
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	$ 393,573,000	$ 393,573,000
Write-downs and impairments	0
Balance, end of period	383,864,000	393,573,000
Carrying amount	383,864,000	393,573,000
Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	580,306,000	561,810,000
Additions	14,224,000	19,465,000
Disposals	206,000	969,000
Balance, end of period	594,324,000	580,306,000
Carrying amount	594,324,000	580,306,000
Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(186,733,000)	(160,205,000)
Disposals	(18,000)	(811,000)
Amortization	22,495,000	27,339,000
Write-downs and impairments	1,250,000
Balance, end of period	(210,460,000)	(186,733,000)
Carrying amount	(210,460,000)	(186,733,000)
Customer contracts and customer relationships
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period		135,425,000
Balance, end of period	122,645,000
Carrying amount	122,645,000	135,425,000
Customer contracts and customer relationships | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	224,489,000	224,489,000
Additions	0	0
Disposals	0	0
Balance, end of period	224,489,000	224,489,000
Carrying amount	224,489,000	224,489,000
Customer contracts and customer relationships | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(89,064,000)	(75,472,000)
Disposals	0	0
Amortization	12,780,000	13,592,000
Write-downs and impairments	0
Balance, end of period	(101,844,000)	(89,064,000)
Carrying amount	(101,844,000)	(89,064,000)
License agreements
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period		11,994,000
Balance, end of period	11,335,000
Carrying amount	11,335,000	11,994,000
License agreements | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	69,600,000	59,498,000
Additions	3,150,000	10,102,000
Disposals	0	0
Balance, end of period	72,750,000	69,600,000
Carrying amount	72,750,000	69,600,000
License agreements | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(57,606,000)	(49,034,000)
Disposals	0	0
Amortization	3,809,000	8,572,000
Write-downs and impairments	0
Balance, end of period	(61,415,000)	(57,606,000)
Carrying amount	(61,415,000)	(57,606,000)
Computer software
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period		21,790,000
Balance, end of period	26,220,000
Carrying amount	26,220,000	21,790,000
Computer software | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	58,255,000	49,771,000
Additions	11,074,000	9,363,000
Disposals	206,000	879,000
Balance, end of period	69,123,000	58,255,000
Carrying amount	69,123,000	58,255,000
Computer software | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(36,465,000)	(32,711,000)
Disposals	(18,000)	(721,000)
Amortization	5,206,000	4,475,000
Write-downs and impairments	1,250,000
Balance, end of period	(42,903,000)	(36,465,000)
Carrying amount	(42,903,000)	(36,465,000)
Non-compete agreements
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period		0
Balance, end of period	0
Carrying amount	0	0
Non-compete agreements | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	1,790,000	1,880,000
Additions	0	0
Disposals	0	90,000
Balance, end of period	1,790,000	1,790,000
Carrying amount	1,790,000	1,790,000
Non-compete agreements | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(1,790,000)	(1,880,000)
Disposals	0	(90,000)
Amortization	0	0
Write-downs and impairments	0
Balance, end of period	(1,790,000)	(1,790,000)
Carrying amount	(1,790,000)	(1,790,000)
Trademarks
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period		224,364,000
Balance, end of period	223,664,000
Carrying amount	223,664,000	224,364,000
Trademarks | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	226,172,000	226,172,000
Additions	0	0
Disposals	0	0
Balance, end of period	226,172,000	226,172,000
Carrying amount	226,172,000	226,172,000
Trademarks | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(1,808,000)	(1,108,000)
Disposals	0	0
Amortization	700,000	700,000
Write-downs and impairments	0
Balance, end of period	(2,508,000)	(1,808,000)
Carrying amount	$ (2,508,000)	$ (1,808,000)